Convertible Notes and Company Warrants	3 Months Ended
Mar. 31, 2024
Debt Instruments [Abstract]
Convertible Notes and Company Warrants
Note 6 — Convertible Notes and Company Warrants
The following summarizes the Company’s Convertible Notes and Company Warrants by investor as of March 31, 2024:

	Convertible Notes				Company Warrants (1)
Investor	Principal	Accrued but Uncapitalized Interest	Combined Principal and Accrued but Uncapitalized Interest	Fair Value	Number of Warrants Outstanding	Fair Value
JMCM Holdings LLC	$9,917,870	$198,357	$10,116,228	$8,834,362	5,684,354	$2,216,898
SherpaVentures Fund II, LP (2)	5,247,131	104,943	5,352,074	4,673,892	2,212,768	862,980
MH Orbit, LLC	4,016,000	80,320	4,096,320	3,581,936	1,732,673	675,742
RBH Ventures Astra SPV, LLC	2,999,000	45,445	3,044,445	2,657,927	1,295,607	505,287
Astera Institute	5,000,000	41,667	5,041,667	4,397,557	2,165,842	844,678
ERAS Capital, LLC	1,000,000	8,000	1,008,000	880,374	433,168	168,936
Ulrich Gall	200,000	1,533	201,533	176,017	—	—
Founders:
Chris C. Kemp, Trustee of the Chris Kemp Living Trust dated February 10, 2021 (2)	2,196,667	42,683	2,239,350	1,955,605	866,337	337,871
Adam London (2)	1,173,333	22,217	1,195,550	1,052,939	433,168	168,936
Total Convertible Notes and Warrants	$31,750,001	$545,165	$32,295,167	$28,210,609	14,823,917	$5,781,328

(1)
Includes the warrants issued on August 4, 2023 (the “Original Warrants”), which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.

(2)
Investor is a related party. SherpaVentures Fund II, LP (“ACME II) is an affiliate of Scott Stanford, a director of the Company. Chris C. Kemp, trustee of the Chris Kemp Living Trust dated February 10, 2021 (the “Kemp Trust”), is the Company Chairman and Chief Executive Officer (“CEO”). Adam London is the Chief Technology Officer (“CTO”) and a director of the Company.

The following summarizes the Company’s Convertible Notes and Company Warrants by investor as of December 31, 2023:

	Convertible Notes				Company Warrants (1)
Investor	Principal	Accrued but Uncapitalized Interest	Combined Principal and Accrued but Uncapitalized Interest	Fair Value	Number of Warrants Outstanding	Fair Value
JMCM Holdings LLC	$9,691,730	$129,223	$9,820,953	$34,548,016	5,684,354	$11,459,489
SherpaVentures Funds II, LP (2)	5,127,490	68,367	5,195,856	18,277,913	2,212,768	4,469,926
Founders:
Chris Kemp (2)	2,000,000	26,667	2,026,667	7,129,381	866,337	1,750,053
Adam London (2)	1,000,000	13,333	1,013,333	3,564,690	433,168	875,026

Total Convertible Notes and Warrants	$17,819,220	$237,590	$18,056,809	$63,520,000	9,196,627	$18,554,494

(1)	Includes the warrants issued on August 4, 2023, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
(2)
Investor is a related party. SherpaVentures Fund II, LP is an affiliate of Scott Stanford, a director of the Company. Chris C. Kemp is the Company Chairman and CEO. Adam London is the CTO and a director of the Company.

Subsequent Financings
During the first quarter of 2024, the Company received additional investments of $14.2 million through the sale and issuance of Convertible Notes and
Company Warrants as follows:

				Allocation of Proceeds to Fair Value
Investor	Date	Principal	Number of Warrants Issued	Total Proceeds Received	Convertible Notes	Warrants	Issuance Costs
MH Orbit LLC	January 19, 2024	$4,000,000	1,732,673	$4,216,584	3,540,842	$675,742	$116,127
RBH Ventures Astra SPV LLC (1)	January 19, 2024	2,991,000	1,295,607	3,152,951	2,634,708	518,243	77,330
Astera Institute	March 6, 2024	5,000,000	2,165,842	5,270,730	4,404,393	866,337	100,974
ERAS Capital, LLC	March 7, 2024	1,000,000	433,168	1,054,146	880,879	173,267	20,195
Urich Gall	March 8, 2024	200,000	—	200,000	200,000	—	3,831
Founders:
Chris C. Kemp, Trustee of the Chris Kemp Living Trust dated February 10, 2021 (2)	February 26, 2024	150,000	—	150,000	150,000	—	12,500
Adam London (2)	February 26, 2024	150,000	—	150,000	150,000	—	12,500

Total Convertible Notes and Warrants		$13,491,000	5,627,290	$14,194,411	$11,960,822	$2,233,589	$343,457

(1)
Includes an additional investment made by RBH Ventures on
March
15, 2024 of $991,000 in Convertible Notes and Company Warrants to purchase 429,270 shares of the Company’s Class A Common Stock for cash consideration of $0.1 million. Net proceeds from these Subsequent Financings, after deducting offering expenses, were approximately $990,000.

(2)	The CEO and CTO made additional investments in Convertible Notes of $150,000 each on February 26, 2024. No Company Warrants were issued with to the CEO or CTO with this additional investment.
See Note 15 -

Subsequent Events
for information on additional sales of Convertible Notes and Company Warrants occurring after March 31, 2024.

Material Amendments to Subsequent Financing Agreement and Convertible Notes
On November 21, 2023, the Company entered into an Omnibus Amendment No. 3 Agreement, dated as of November 21, 2023, which agreement, subject to amendments occurring after such date, sets forth the terms and conditions upon which the Company may offer for sale and issue Convertible Notes and Company Warrants (the “Subsequent Financing Agreement”).
During the three months ended March 31, 2024, the Company and the holders of the Convertible Notes and Company Warrants amended or modified the Subsequent Financing Agreement and the Convertible Notes on January 19, 2024 (the “January 19 Amendment”), January 31, 2024 (the “January 31 Amendment”) and February 26, 2024 (the “February Amendment”). The January 19 Amendment extended the date by which a Subsequent Closing (as defined the Subsequent Financing Agreement) may occur without the consent of a majority-in-interest
of the Convertible Notes from January 20, 2024, to February 19, 2024, which date was further extended by the February Amendment to April 30, 2024.
The January 31 Amendment extended the first amortization payment under the Convertible Notes, which was originally due on February 1, 2024, to May 1, 2024.
The February Amendment also increased the maximum amount of the Aggregate Stated Principal Amount (as defined in the Subsequent Financing Agreement) of the Convertible Notes from $25.0 million to $35.0 million, which amount was subsequently increased to $50.0 million pursuant to the
April Amendment.
See Note 15 – Subsequent Events for information about additional amendments to the Subsequent Financing Agreement and Convertible Notes occurring after March 31, 2024.

Fair Value of Company Warrants and Convertible Notes
Company Warrants
As of March 31, 2024, the Company had

14,823,917
 C
ompany Warrants issued and outstanding which are included in Warrants to purchase common stock on the consolidated balance sheets at fair value of
 $
5.3

million. This does not include an immaterial number of warrants issued to ShareIntel-Shareholder Intelligence Services LLC (the “ShareIntel Warrants”). The Company has determined the Company Warrants are liability classified financial instruments and are required to be measured at fair value at issuance and subsequently at each reporting date, with changes in fair value included in earnings of the period.
The Company determined the fair value of the Company Warrants issued during the three months ended March 31, 2024 and of all Company Warrants outstanding as of March 31, 2024 based on an option pricing model (“OPM”) considering the warrant exchange agreement between the Parent and holders of Company Warrants and the expected capital structure of the Parent following consummation of the Merger.
The following is a summary of the assumptions used to determine the OPM fair value of the Company Warrants at each date of issuance and for all Company Warrants outstanding as of March 31, 2024:

	January 19, 2024	March 6, 2024 (1)(2)	March 31, 2024
Expected terms (years)	3.45	3.32	3.25
Expected volatility	75.00%	80.00%	75.00%
Risk-free interest rate	4.07%	4.20%	4.28%
Expected dividend rate	—	—	—
Value per share	$0.39	$0.40	$0.39
Exercise Price	$0.40	$0.40	$0.40
Implied Negotiation Discount	32.20%	31.50%	31.50%

(1)
The Subsequent Financings that occurred on March 7, 2024, March 8, 2024 and March 15, 2024 applied the same fair value model and assumptions as those used for Subsequent Financing that occurred on March 6, 2024.

(2)	Subsequent Financings that occurred on February 26, 2024 and March 8, 2024 did not include the purchase of Company Warrants.
The expected term is based on the Company’s expectations with regard to an exit strategy such as an IPO or liquidation event of the Parent. The risk free rate was based on the rate of treasury securities with the same term as the option. The expected volatility was based on guideline company indications.

As of December 31, 2023, the Company had 9,196,627 of Company Warrants issued and outstanding with a fair value of $18.6 million. The Company utilized the Black-Scholes Option Pricing model to determine the fair value of the Company Warrants outstanding at that date. The following is a summary of the assumptions applied to determine the Black-Scholes fair value of the outstanding Company Warrants as of December 31, 2023:

December 31, 2023
Expected terms (years)	4.6
Expected volatility	109.8%
Risk-free interest rate	3.84%
Expected dividend rate	—
Value per share	$2.28
Exercise price	$0.81

Convertible Notes
During the three months ended March 31, 2024, the Company issued

$14.2
million principal amount of Convertible Notes and as of March 31, 2024, had a total of

$31.8
million Convertible Notes principal with an aggregate fair value of
 $28.2
million. The Company has elected the fair value option for accounting for all of its Convertible Notes. The fair values of the Convertible Notes issued during the three months ended March 31, 2024 were determined as the residual value of the total proceeds received less the fair value of the Company Warrants issued concurrently with the Convertible Notes. The fair value of the Convertible Notes as of March 31, 2024, was determined by the total merger consideration derived from the total principal, paid-in-kind
interest and accrued interest through the assumed date of merger, less an assumed negotiated discount derived from the Convertible Notes issuances during the three months ended March 31, 2024.
As of December 31, 2023, the Company had $17.8
million principal amount of Convertible Notes outstanding. The Company utilized the Monte Carlo Simulation Model to determine the fair value of the Convertible Notes outstanding as of December 31, 2023. The following is a summary of the assumptions applied in determining the fair value of the Convertible Notes as of December 31, 2023:

December 31, 2023
Risk-free interest rate	4.21%
Risk adjusted interest rate (for discount payment)	71.0%
Value per share	$2.28
Volatility	35.50%